Contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Changes in the remaining performance obligation contract asset balances
Significant changes in the remaining performance obligation contract assets balances for the years ended December 31, 2020 and 2019 are as follows:

Contract assets	As of December 31,
(In $ millions)	2020	2019
Net balance at January 1,	31.7	39.1
Additions to accrued revenue	80.7	100.4
Amortization of acquired contract backlog and billing of accrued revenue	(92.1)	(107.8)
Total contract assets	20.3	31.7

Disaggregation of revenue	The split is disclosed in the table below, which is consistent with the revenue information that is disclosed for each reportable segment in note 4 above.

	For the years ended December 31,
(In $ millions)	2020	2019	2018
Over time	246.5	307.7	157.4
Point in time	18.7	19.9	7.5
Total	265.2	327.6	164.9

Revenue, remaining performance obligation, expected timing of satisfaction
Revenue on existing contract, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows:

As at December 31, 2020

	For the years ending December 31,
(In $ millions)	2021	2022	2023 onwards
Dayrate revenue	209.9	17.1	—
Other revenue	—	—	—
Total	209.9	17.1	—

As at December 31, 2019

	For the years ending December 31,
(In $ millions)	2020	2021	2022 onwards
Dayrate revenue	230.1	87.4	18.9
Other revenue	—	—	—
Total	230.1	87.4	18.9

Contract assets from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	2020	2019
Current contract assets
Accrued revenue	20.3	31.7
Current contract assets	20.3	31.7
Non-current contract assets	—	—
Total contract assets	20.3	31.7

Current contract liability
Current deferred mobilization and contract preparation revenue*	(2.6)	(5.6)
Current contract liability	(2.6)	(5.6)
Non-current contract liability
Non-current deferred mobilization and contract preparation revenue	—	—
Non-current contract liability	—	—
Total contract liability	(2.6)	(5.6)
*Current liabilities balances are included in "Other current liabilities" in our consolidated balance sheets.

Significant changes in the contract assets and the contract liabilities balances during the years ended December 31, 2020 and 2019 are as follows:

(In $ millions)	Contract assets	Contract liability
Beginning balance January 1, 2019	39.1	0.8
Performance obligations satisfied during the reporting period	31.7	—
Amortization of revenue that was included in the beginning contract liability balance	—	(7.4)
Cash received, excluding amounts recognized as revenue	—	12.2
Cash received against the contract asset balance	(39.1)	—
Balance as at December 31, 2019 and January 1, 2020	31.7	5.6
Performance obligations satisfied during the reporting period	20.3	—
Amortization of revenue that was included int he beginning contract liability balance	—	(15.9)
Cash received, excluding amounts recognized as revenue	—	12.9
Cash received against the contract asset balance	(31.7)	—
Balance as at December 31, 2020	20.3	2.6